Other Assets and Liabilities (Summarized Financial Information of Morgan Stanley) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Equity Method Investments [Line Items]
Total assets	¥ 381,735,733	¥ 367,650,018	¥ 353,824,625
Total liabilities	365,269,566	351,353,496
Noncontrolling interests	702,821	691,454
Equity Method Investment, Summarized Financial Information, Income and Loss
Net income applicable to Morgan Stanley	630,321	(44,216)	1,163,394
Morgan Stanley
Schedule of Equity Method Investments [Line Items]
Trading assets	42,770,000	36,335,000
Securities purchased under agreements to resell	16,275,000	15,637,000
Securities borrowed	19,524,000	18,480,000
Total assets	160,223,000	149,589,000
Deposits	46,405,000	44,163,000
Customer and other payables	29,470,000	29,815,000
Borrowings	33,407,000	28,127,000
Total liabilities	146,609,000	136,851,000
Noncontrolling interests	151,000	144,000
Equity Method Investment, Summarized Financial Information, Income and Loss
Net revenues	7,235,000	6,655,000	5,841,000
Total non-interest expenses	5,376,000	4,498,000	3,932,000
Income from continuing operations before income taxes	1,797,000	2,139,000	1,881,000
Net income applicable to Morgan Stanley	¥ 1,402,000	¥ 1,650,000	¥ 1,433,000